Summary of Significant Accounting Policies - Summary of Exchange of Currency Rates (Details) (10-K 2018)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Year-End RMB [Member]
Foreign currency exchange rate, translation	7.0343	6.96	6.9630	6.88	6.51
Annual-Average RMB [Member]
Foreign currency exchange rate, translation	7.0650	6.90	6.9044	6.60	6.76